Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions)(7)	Return on Equity (%)(8)

2022	9,914,641	(27,178,031)	3,350,164	(7,288,327)	91.67	114.85	1,509	12.1
2021	9,922,132	43,882,667	3,578,546	14,333,009	270.65	128.10	1,770	17.1
2020	7,535,201	23,896,548	3,162,695	8,604,979	152.78	89.95	1,191	16.8

Named Executive Officers, Footnote [Text Block]	The amounts reported are the amounts of total compensation reported for Mr. Becker (our Principal Executive Officer ("PEO") who serves as our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT). For additional information, please refer to “Executive Officers and Compensation—Compensation for Named Executive Officers—Summary Compensation Table.”
PEO Total Compensation Amount	$ 9,914,641	$ 9,922,132	$ 7,535,201
PEO Actually Paid Compensation Amount	$ (27,178,031)	43,882,667	23,896,548
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported represent the amount of “compensation actually paid” to Mr. Becker, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Becker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Becker’s total compensation as reported in the SCT for each year to determine the compensation actually paid to Mr. Becker:

Year	Summary Compensation Table Total for PEO	Value of Equity Awards Reported in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO(c)

2022	9,914,641	(7,304,407)	(29,788,264)	(27,178,031)
2021	9,922,132	(5,861,186)	39,821,721	43,882,667
2020	7,535,201	(4,818,337)	21,179,684	23,896,548

(a)The amounts shown in this column reflect the total grant date fair value of equity awards granted to Mr. Becker for the applicable year, which represents the total of the amounts reported in the “Stock Awards” and “Stock Option Awards” columns of the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for any awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of those awards; (iii) for any awards that were granted and became vested in the same applicable year, the fair value of those awards as of the vesting date; (iv) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year); (v) for any awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value of those awards as of the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year (which were none for each of the applicable years). The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Total Equity Award Adjustments

2022	2,160,641	(23,909,882)	—	(8,039,023)	—	(29,788,264)
2021	8,224,967	27,808,493	—	3,788,260	—	39,821,721
2020	13,574,927	8,634,145	—	(1,029,388)	—	21,179,684

(c)The amounts shown for each applicable year is calculated as (i) the amount shown in the Summary Compensation Table Total for PEO column, less (ii) the amount shown in the Reported Value of Equity Awards in SCT column, plus or minus (iii) the amount shown in the Equity Awards Adjustments column for each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 3,350,164	3,578,546	3,162,695
Non-PEO NEO Average Compensation Actually Paid Amount	$ (7,288,327)	14,333,009	8,604,979
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average of the amounts of total compensation reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Becker) for each corresponding year in the “Total” column of the SCT. For additional information, please refer to "Executive Officers and Compensation—Compensation for Named Executive Officers—Summary Compensation Table." The names of each of the NEOs (excluding Mr. Becker) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Dan Beck, Michael Descheneaux, Philip Cox, Michael Zuckert and Laura Izurieta; (ii) for 2021, Dan Beck, Michael Descheneaux, Philip Cox, Michael Zuckert, John China and Marc Cadieux; and (iii) for 2020, Dan Beck, Michael Descheneaux, Philip Cox and John China.
(4)The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Becker), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Becker) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Becker) based on the SCT for each year to determine the compensation actually paid, using the same methodology described above in Note 2 but as applied to the NEOs as a group (excluding Mr. Becker):

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Value of Equity Awards Reported in Summary Compensation Table	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs

2022	3,350,164	(1,661,557)	(8,976,935)	(7,288,327)
2021	3,578,546	(1,627,169)	12,381,632	14,333,009
2020	3,162,695	(1,539,092)	6,981,376	8,604,979

(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year over Year Average Change in Fair Value of Outstanding Equity Awards Granted in the Applicable Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year(1)	Total Average Equity Award Adjustments

2022	491,479	(5,679,727)	—	(2,477,277)	(1,311,409)	(8,976,935)
2021	2,288,325	9,085,372	—	1,007,935	—	12,381,632
2020	4,336,130	2,877,630	—	(232,384)	—	6,981,376
(1)The amount shown reflects the forfeiture of unvested equity awards due to Ms. Izurieta's separation from the Company on October 1, 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Becker and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Becker) is aligned with the Company’s cumulative TSR over the three years presented in the Pay versus Performance table. The compensation actually paid is aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid to Mr. Becker and to the other NEOs is comprised of equity awards. As described in more detail in the “Executive Officers and Compensation—Compensation Discussion and Analysis” section, the Company targets that approximately 71% of the target value of total compensation awarded to the CEO and 59% of the target value of total compensation awarded to the other NEOs (in each case in 2022) is comprised of equity awards, including restricted stock units, performance-based restricted stock units and stock options.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid Versus Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Becker and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Becker) is generally aligned with the Company’s Net Income over the three years presented in the Pay Versus Performance Table. While the Company does not use Net Income as a performance measure in the overall executive compensation program, the measure of Net Income is correlated with the measure of Return on Equity, which the Company does use for purposes of setting performance goals in the Company’s short-term incentive compensation program and the performance-based RSUs that are awarded to the NEOs. As described in more detail in the “Executive Officers and Compensation—Compensation Discussion and Analysis” section, the Company targets that approximately
29% of the target value of total compensation awarded to the CEO and 41% of the target value of total compensation awarded to the other NEOs (in each case, for 2022) consists of amounts determined under the Company short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid Versus Return on Equity
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Becker and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Becker) is generally aligned with the Company’s ROE over the three years presented in the Pay Versus Performance Table. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes ROE for purposes of setting performance goals in the Company’s short-term incentive compensation program on both an absolute and relative basis, as well as for setting goals for the performance-based RSUs, relative to peers, that are awarded to the NEOs. As described in more detail in the “Executive Officers and Compensation—Compensation Discussion and Analysis” section, the Company targets that approximately 90% of the target value of total compensation awarded to the CEO and 81% of the target value of total compensation awarded to the other NEOs is considered “at-risk” through the short-term and long-term incentive programs.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR Versus Peer Group TSR
As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the Pay Versus Performance Table was $91.67, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Bank Index, was $114.85 during the same period. While the Company’s cumulative TSR outperformed the Nasdaq Bank Index during the first two years presented in the Pay Versus Performance Table, which correlates to the compensation actually paid to the PEO and other NEOs, the cumulative TSR for the full three years is below the index peer group which is represented in the decrease in compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) in 2022. For more information regarding the Company’s performance and the companies that the Compensation and Human Capital Committee considers when determining compensation, refer to “Executive Officers and Compensation—Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 91.67	270.65	152.78
Peer Group Total Shareholder Return Amount	114.85	128.10	89.95
Net Income (Loss)	$ 1,509,000,000	$ 1,770,000,000	$ 1,191,000,000
Company Selected Measure Amount	0.121	0.171	0.168
PEO Name	Mr. Becker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity ("ROE")
Non-GAAP Measure Description [Text Block]	Total Shareholder Return (TSR) is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation and Human Capital Committee)
Non-GAAP Measure Description [Text Block]	Peer Group Shareholder Return represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Bank Index as of December 31, 2022.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	SVB stock price
Non-GAAP Measure Description [Text Block]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (Net Income).
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Risk Management
Non-GAAP Measure Description [Text Block]	Return on Equity (ROE) is defined as the percentage equal to Net Income divided by the Company's common stockholders' equity, in each case, as reflected in the Company's audited financial statements for the applicable year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Return on Equity is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,304,407)	$ (5,861,186)	$ (4,818,337)
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,788,264)	39,821,721	21,179,684
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,160,641	8,224,967	13,574,927
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(23,909,882)	27,808,493	8,634,145
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(8,039,023)	3,788,260	(1,029,388)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,661,557)	(1,627,169)	(1,539,092)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,976,935)	12,381,632	6,981,376
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	491,479	2,288,325	4,336,130
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(5,679,727)	9,085,372	2,877,630
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,477,277)	1,007,935	(232,384)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (1,311,409)	$ 0	$ 0